UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT
Franklin Fund
Allocator Series
May 31, 2021
Franklin Payout 2021 Fund Franklin Payout 2022 Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual report

Contents
Annual Report
Economic and Market Overview 2
Franklin Payout 2021 Fund 3
Franklin Payout 2022 Fund 9
Financial Highlights and Statements of Investments 15
Financial Statements 25
Notes to Financial Statements 28
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42

franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted marginally
negative total returns during the 12 months ended May 31,
2021. As the U.S. economy adapted to the novel coronavirus
(COVID-19) pandemic, investor appetite for risk increased
and inflation concerns rose during the reporting period.
Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation. In early 2021, strong economic
growth and surging commodities prices drove both the
realized inflation rate for consumers and investors’ inflation expectations higher than in over a decade.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
during the period. The 10-year U.S. Treasury yield (which
moves inversely to price) was at or near all-time lows for
much of the reporting period’s first half. However, yields
rose thereafter, as renewed economic strength prompted
many investors to increase their inflation expectations.
Short-term U.S. Treasuries posted modest gains due to
steady Fed policy, while longer-term Treasuries declined
sharply due to rising inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays
MBS Index, posted marginally negative total returns for the
period despite Fed support, as low interest rates accelerated prepayments from mortgage refinancing, which weighed on
MBS returns.
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds.
Consequently, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted strong total returns, outpacing investment-
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, which nevertheless
posted positive total returns.
The foregoing information reflects our analysis and opinions as of May 31, 2021 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

franklintempleton.com
Annual Report
Franklin Payout 2021 Fund
This annual report for Franklin Payout 2021 Fund covers the
fiscal year ended May 3 1, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital preservation and income with
a predetermined maturity date. Under normal market
conditions, the Fund invests predominantly in U.S. dollar-
denominated investment-grade debt securities and
investments, including government and corporate debt
securities and asset-backed securities and municipal
securities.
Performance Overview
The Fund’s Advisor Class shares posted a +0.38%
cumulative total return for the 12 months under review. In
comparison, the Fund’s benchmark, the Bloomberg Barclays
U.S. Government/Credit 2021 Maturity Index, posted a
+0.43% total return.
1
The index includes investment-grade,
U.S. dollar-denominated, fixed-rate Treasuries, government
related and corporate securities and foreign debt maturing in
2021. You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, call
a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Investment Strategy
We focus on investment-grade securities and investments
or in unrated securities and investments we determine
are of comparable quality. Our focus on the portfolio’s
credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the
Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors
based on our assessment of changing economic, market,
industry and issuer conditions. We use a top-down analysis
of macroeconomic trends, combined with a bottom-up
fundamental analysis of market sectors, industries and
issuers, to try to take advantage of varying sector reactions to economic events.
Although the Fund may invest in individual securities of
any maturity, the Fund is a term fund and is managed to
mature in 2021. Over time, the Fund’s duration and weighted
average maturity will decline as 2021 approaches. In the
later months of operation, when the debt securities held
by the Fund mature, the proceeds from such securities
will be held in cash, cash equivalents and money market
instruments, including affiliated money market funds, or
invested in short-term bonds. In early December 2021, the
Fund is expected to consist almost entirely of cash, cash
equivalents and money market instruments. The Fund is not
designed for long-term capital appreciation and does not
provide a complete solution for a shareholder’s retirement
income needs. The Fund does not guarantee a level of
dividends, income or principal at or before its target maturity date.
Manager’s Discussion
During the period under review, exposure to investment-
grade corporate securities was the Fund’s main contributor
to relative performance, followed by an allocation to the high-
yield sector. Exposure to taxable municipal bonds was also
slightly beneficial. However, the Fund’s security selection
within the high-yield sector detracted from performance.
Security selection within the investment-grade corporate
sector also hampered returns, while selection in developed-
market sovereign debt contributed marginally. The Funds’
slight overweight duration positioning benefited results.
Portfolio Composition
5/31/21
% of Total
Net Assets
Corporate Bonds 60.0%
U.S. Government and Agency Securities 17.7%
Foreign Government and Agency Securities 4.9%
Municipal Bonds 2.5%
Short-Term Investments & Other Net Assets 14.9%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

Franklin Payout 2021 Fund

franklintempleton.com
Annual Report
*Securities are listed by issuer, which may appear by another name in the SOI.
At period-end, we remained overweighted and focused on
investment-grade corporate credit securities. This focus
is based on our belief that valuations remained relatively
attractive at period-end on a longer-term basis as well as
the increased earnings potential available from this sector.
Conversely, we maintained an underweighted allocation
to the U.S. Treasury sector as its valuations and income
levels remained unattractive, in our view. Additionally, we
maintained a small overweight duration positioning in the
portfolio driven largely by our focus on final maturity dates closer to year-end 2021 as compared with the index.
Thank you for your participation in Franklin Payout 2021
Fund. We look forward to serving your future investment
needs.
David Yuen, CFS, FRM
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings*
5/31/21
Issuer
% of Total
Net Assets
a a
U.S. Treasury Notes 7.8%
FHLB 4.9%
FFCB 4.9%
Total Capital SA 2.5%
State of California 2.5%
Telstra Corp. Ltd. 2.5%
General Electric Co. 2.5%
Philip Morris International, Inc. 2.5%
Air Products and Chemicals, Inc. 2.5%
John Deere Capital Corp. 2.5%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of May 31, 2021
Franklin Payout 2021 Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5 /3 1 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%.
Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Advisor
1-Year +0.38% +0.38%
5-Year +9.85% +1.90%
Since Inception (6/1/15) +14.84% +2.33%
See page 7 for Performance Summary footnotes.

Franklin Payout 2021 Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Advisor Class
(6/1/15–5/31/21)

Franklin Payout 2021 Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distri-
butions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, govern-
ment-related and corporate securities and foreign debt maturing in 2021.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
R6 $0.1950 $0.0034 $0.0105 $0.2089
Advisor $0.1950 $0.0034 $0.0105 $0.2089
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
Advisor 0.47% 3.53%

Your Fund’s Expenses
Franklin Payout 2021 Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $998.90 $1.45 $1,023.48 $1.47 0.29%
Advisor $1,000 $998.90 $1.49 $1,023.45 $1.50 0.30%

franklintempleton.com
Annual Report
Franklin Payout 2022 Fund
This annual report for Franklin Payout 2022 Fund covers the
fiscal year ended May 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital preservation and income with
a predetermined maturity date. Under normal market
conditions, the Fund invests predominantly in U.S. dollar-
denominated investment-grade debt securities and
investments, including government and corporate debt
securities and asset-backed securities and municipal
securities.
Performance Overview
The Fund’s Advisor Class shares posted a +0.93%
cumulative total return for the 12 months under review. In
comparison, the Fund’s benchmark, the Bloomberg Barclays
U.S. Government/Credit 2022 Maturity Index, posted a
+0.71% total return.
1
The index includes investment-grade,
U.S. dollar-denominated, fixed-rate Treasuries, government
related and corporate securities and foreign debt maturing in
2022. You can find more of the Fund’s performance data in
the Performance Summary beginning on page 11.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, call
a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Investment Strategy
We focus on investment-grade securities and investments
or in unrated securities and investments we determine
are of comparable quality. Our focus on the portfolio’s
credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the
Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors
based on our assessment of changing economic, market,
industry and issuer conditions. We use a top-down analysis
of macroeconomic trends, combined with a bottom-up
fundamental analysis of market sectors, industries and
issuers, to try to take advantage of varying sector reactions to economic events.
Although the Fund may invest in individual securities of
any maturity, the Fund is a term fund and is managed to
mature in 2022. Over time, the Fund’s duration and weighted
average maturity will decline as 2022 approaches. In the
later months of operation, when the debt securities held
by the Fund mature, the proceeds from such securities
will be held in cash, cash equivalents and money market
instruments, including affiliated money market funds, or
invested in short-term bonds. In early December 2022, the
Fund is expected to consist almost entirely of cash, cash
equivalents and money market instruments. The Fund is not
designed for long-term capital appreciation and does not
provide a complete solution for a shareholder’s retirement
income needs. The Fund does not guarantee a level of
dividends, income or principal at or before its target maturity date.
Manager’s Discussion
During the period under review, the Fund’s exposure
to investment-grade corporate securities was the main
contributor to relative performance. There was also a small
contribution from an allocation to the asset-backed security sector, while exposure to developed-market sovereign
debt hindered returns slightly. Security selection within
the investment-grade corporate security sector detracted
the most. Selection within developed-market sovereign
debt detracted slightly, while U.S. Agency debt provided
a marginal benefit to performance. The Fund’s slight
overweight duration positioning added to results.
Portfolio Composition
5/31/21
% of Total
Net Assets
Corporate Bonds 63.7%
U.S. Government and Agency Securities 18.0%
Foreign Government and Agency Securities 5.6%
Asset-Backed Securities 4.2%
Short-Term Investments & Other Net Assets 8.5%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
22
.

Franklin Payout 2022 Fund

franklintempleton.com
Annual Report
*Securities are listed by issuer, which may appear by another name in the SOI.
At period-end, we remained overweighted and focused on
investment-grade corporate credit securities. This focus
is based on our belief that valuations remained relatively
attractive at period-end on a longer-term basis as well as
the increased earnings potential available from this sector.
Conversely, we maintained an underweighted allocation
to the U.S. Treasury sector as its valuations and income
levels remained unattractive, in our view. Additionally, we
maintained a small overweight duration positioning in the
portfolio driven largely by our focus on final maturity dates closer to year-end 2022 as compared with the index.
Thank you for your participation in Franklin Payout 2022
Fund. We look forward to serving your future investment
needs.
David Yuen, CFS, FRM
Tina Chou
Thomas Runkel, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings*
5/31/21
Issuer
% of Total
Net Assets
a a
U.S. Treasury Notes 9.5%
FHLB 8.5%
MetLife, Inc. 2.9%
JPMorgan Chase & Co. 2.8%
International Business Machines Corp. 2.8%
American Express Co. 2.8%
Caterpillar Financial Services Corp. 2.8%
Swiss Re Treasury US Corp. 2.8%
Bank of Montreal 2.8%
MassMutual Global Funding II 2.8%

Performance Summary as of May 31, 2021
Franklin Payout 2022 Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5 /3 1 /2 1
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%.
Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at
(800) 321-8563 .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Advisor
1-Year +0.93% +0.93%
3-Year +12.80% +4.10%
Since Inception (1/23/18) +12.12% +3.47%
See page 13 for Performance Summary footnotes.

Franklin Payout 2022 Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Advisor Class
(1/23/18–5/31/21)

Franklin Payout 2022 Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distri-
butions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/21. Fund investment results reflect the expense 5eduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, govern-
ment-related and corporate securities and foreign debt maturing in 2022.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
R6 $0.2309 $0.0275 $0.2584
Advisor $0.2308 $0.0275 $0.2583
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
Advisor 0.45% 3.90%

Your Fund’s Expenses
Franklin Payout 2022 Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $1,001.80 $1.47 $1,023.48 $1.47 0.29%
Advisor $1,000 $1,001.80 $1.50 $1,023.45 $1.50 0.30%

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franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.31 $10.12 $9.96 $10.25 $10.30
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.22 0.23 0.23 0.23
Net realized and unrealized gains (losses) ........... (0.14) 0.19 0.17 (0.29) (0.06)
Total from investment operations .................... 0.05 0.41 0.40 (0.06) 0.17
Less distributions from:
Net investment income .......................... (0.20) (0.22) (0.23) (0.23) (0.22)
Net realized gains ............................. (0.01) — (0.01) — —
Total distributions ............................... (0.21) (0.22) (0.24) (0.23) (0.22)
Net asset value, end of year ....................... $10.15 $10.31 $10.12 $9.96 $10.25
Total return .................................... 0.38% 4.15% 4.04% (0.65)% 1.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.03% 3.50% 3.05% 2.50% 2.85%
Expenses net of waiver and payments by affiliates ....... 0.29%
c
0.29%
c
0.29% 0.30% 0.30%
Net investment income ........................... 1.84% 2.12% 2.32% 2.25% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $2,060 $2,093 $2,054 $2,022 $2,081
Portfolio turnover rate ............................ —% 5.31% 7.67% —% —%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Payout 2021 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.31 $10.12 $9.96 $10.25 $10.30
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.22 0.23 0.23 0.23
Net realized and unrealized gains (losses) ........... (0.14) 0.19 0.17 (0.29) (0.06)
Total from investment operations .................... 0.05 0.41 0.40 (0.06) 0.17
Less distributions from:
Net investment income .......................... (0.20) (0.22) (0.23) (0.23) (0.22)
Net realized gains ............................. (0.01) — (0.01) — —
Total distributions ............................... (0.21) (0.22) (0.24) (0.23) (0.22)
Net asset value, end of year ....................... $10.15 $10.31 $10.12 $9.96 $10.25
Total return .................................... 0.38% 4.15% 4.02% (0.65)% 1.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.03% 3.50% 3.05% 2.50% 2.85%
Expenses net of waiver and payments by affiliates ....... 0.29%
c
0.29%
c
0.30% 0.31% 0.30%
Net investment income ........................... 1.83% 2.12% 2.31% 2.23% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $2,060 $2,093 $2,054 $2,022 $2,081
Portfolio turnover rate ............................ —% 5.31% 7.67% —% —%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, May 31, 2021
Franklin Payout 2021 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 60.0%
Aerospace & Defense 2.4%
Boeing Co. (The) , Senior Note , 2.35% , 10/30/21 .............. United States 100,000 $ 100,798
Beverages 2.4%
PepsiCo, Inc. , Senior Note , 1.7% , 10/06/21 .................. United States 100,000 100,401
Biotechnology 3.7%
AbbVie, Inc. , Senior Note , 3.375% , 11/14/21 ................. United States 50,000 50,727
Gilead Sciences, Inc. , Senior Note , 4.4% , 12/01/21 ............ United States 100,000 101,031
151,758
Capital Markets 2.4%
Bank of New York Mellon Corp. (The) , Senior Note , 3.55% , 9/23/21 United States 100,000 100,776
Chemicals 2.5%
Air Products and Chemicals, Inc. , Senior Note , 3% , 11/03/21 .... United States 100,000 101,144
Consumer Finance 4.9%
Caterpillar Financial Services Corp. , Senior Note , 1.931% , 10/01/21 United States 100,000 100,610
John Deere Capital Corp. , Senior Note , 3.15% , 10/15/21 ....... United States 100,000 101,134
201,744
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc. , Senior Note , 3.75% , 8/15/21 ......... United States 100,000 100,731
Diversified Telecommunication Services 2.5%
a
Telstra Corp. Ltd. , Senior Bond , 144A, 4.8% , 10/12/21 .......... Australia 100,000 101,642
Electric Utilities 3.7%
Baltimore Gas and Electric Co. , Senior Note , 3.5% , 11/15/21 .... United States 50,000 50,339
Duke Energy Corp. , Senior Note , 1.8% , 9/01/21 .............. United States 100,000 100,241
150,580
Electrical Equipment 2.5%
Emerson Electric Co. , Senior Note , 2.625% , 12/01/21 .......... United States 100,000 101,021
Energy Equipment & Services 2.4%
Halliburton Co. , Senior Note , 3.25% , 11/15/21 ............... United States 100,000 100,615
Food & Staples Retailing 2.4%
Kroger Co. (The) , Senior Note , 2.95% , 11/01/21 .............. United States 50,000 50,461
Walgreens Boots Alliance, Inc. , Senior Note , 3.3% , 11/18/21 ..... United States 50,000 50,431
100,892
Food Products 1.2%
General Mills, Inc. , Senior Bond , 3.15% , 12/15/21 ............. United States 50,000 50,422
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc. , Senior Note , 3.375% , 11/15/21 ....... United States 100,000 100,654
Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc. , N , Senior Note , 3.125% , 10/15/21 ..... United States 50,000 50,163
Yum! Brands, Inc. , Senior Bond , 3.75% , 11/01/21 ............. United States 50,000 50,308
100,471
Household Products 1.2%
Clorox Co. (The) , Senior Bond , 3.8% , 11/15/21 ............... United States 50,000 50,787
Industrial Conglomerates 2.5%
General Electric Co. , Senior Note , 4.65% , 10/17/21 ........... United States 100,000 101,588

Franklin Fund Allocator Series
Statement of Investments
Franklin Payout 2021 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 3.7%
a
New York Life Global Funding , Secured Note , 144A, 1.7% , 9/14/21 United States 100,000 $ 100,445
Prudential Financial, Inc. , Senior Note , 4.5% , 11/16/21 ......... United States 50,000 50,977
151,422
Oil, Gas & Consumable Fuels 3.7%
Total Capital SA , Senior Bond , 4.25% , 12/15/21 ............... France 100,000 102,187
Williams Cos., Inc. (The) , Senior Note , 4% , 11/15/21 .......... United States 50,000 50,368
152,555
Pharmaceuticals 2.5%
Johnson & Johnson , Senior Note , 2.45% , 12/05/21 ............ United States 100,000 101,124
Road & Rail 1.2%
Norfolk Southern Corp. , Senior Bond , 3.25% , 12/01/21 ......... United States 50,000 50,377
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp. , Senior Bond , 3.3% , 10/01/21 .................... United States 100,000 101,025
Tobacco 2.5%
Philip Morris International, Inc. , Senior Note , 2.9% , 11/15/21 ..... United States 100,000 101,261
Total Corporate Bonds (Cost $2,455,382) .......................................
2,473,788
a
Foreign Government and Agency Securities 4.9%
Equinor ASA, Senior Note, 2.75%, 11/10/21 .................. Norway 100,000 101,121
European Investment Bank, Senior Note, 2.125%, 10/15/21 ..... Supranational
b
100,000 100,757
Total Foreign Government and Agency Securities (Cost $200,017) ................
201,878
U.S. Government and Agency Securities 17.7%
FFCB, 2%, 12/01/21 ................................... United States 200,000 201,936
FHLB, 2.625%, 12/10/21 ................................ United States 200,000 202,708
U.S. Treasury Notes ,
1.875%, 11/30/21 .................................... United States 160,000 161,454
2.125%, 12/31/21 .................................... United States 160,000 161,930
Total U.S. Government and Agency Securities (Cost $720,374) ....................
728,028
Municipal Bonds 2.5%
California 2.5%
State of California, GO, 5.7%, 11/01/21 .....................
United States 100,000 102,132
Total Municipal Bonds (Cost $101,249) .........................................
102,132
Total Long Term Investments (Cost $3,477,022) .................................
3,505,826
a

Franklin Fund Allocator Series
Statement of Investments
Franklin Payout 2021 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 14.4%
a a
Country Shares
a
Value
a
Money Market Funds 14.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 593,455 $ 593,455
Total Money Market Funds (Cost $593,455) .....................................
593,455
Total Short Term Investments (Cost $593,455 ) ..................................
593,455
a
Total Investments (Cost $4,070,477) 99.5% .....................................
$4,099,281
Other Assets, less Liabilities 0.5% .............................................
20,669
Net Assets 100.0% ...........................................................
$4,119,950
See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $202,087, representing 4.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin 2022 Payout Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.59 $10.24 $9.94 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.23 0.25 0.25 0.08
Net realized and unrealized gains (losses) ........................ (0.13) 0.35 0.29 (0.14)
Total from investment operations ................................. 0.10 0.60 0.54 (0.06)
Less distributions from:
Net investment income ....................................... (0.23) (0.25) (0.24) —
Net realized gains .......................................... (0.03) — — —
Total distributions ............................................ (0.26) (0.25) (0.24) —
Net asset value, end of year .................................... $10.43 $10.59 $10.24 $9.94
Total return
d
................................................ 0.93% 5.94% 5.51% (0.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 3.52% 3.89% 4.62% 4.58%
Expenses net of waiver and payments by affiliates .................... 0.29%
f
0.29%
f
0.29%
f
0.30%
Net investment income ........................................ 2.19% 2.39% 2.50% 2.36%
Supplemental data
Net assets, end of year (000’s) .................................. $1,826 $1,853 $1,792 $1,739
Portfolio turnover rate ......................................... 3.12% —% —% —%
a
For the period January 23, 2018 (commencement of operations) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin 2022 Payout Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.59 $10.24 $9.94 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.23 0.25 0.25 0.08
Net realized and unrealized gains (losses) ........................ (0.13) 0.35 0.28 (0.14)
Total from investment operations ................................. 0.10 0.60 0.53 (0.06)
Less distributions from:
Net investment income ....................................... (0.23) (0.25) (0.23) —
Net realized gains .......................................... (0.03) — — —
Total distributions ............................................ (0.26) (0.25) (0.23) —
Net asset value, end of year .................................... $10.43 $10.59 $10.24 $9.94
Total return
d
................................................ 0.93% 5.95% 5.48% (0.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 3.52% 3.89% 4.62% 4.58%
Expenses net of waiver and payments by affiliates .................... 0.30%
f
0.29%
f
0.30%
f
0.33%
Net investment income ........................................ 2.18% 2.39% 2.49% 2.33%
Supplemental data
Net assets, end of year (000’s) .................................. $1,826 $1,853 $1,792 $1,739
Portfolio turnover rate ......................................... 3.12% —% —% —%
a
For the period January 23, 2018 (commencement of operations) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, May 31, 2021
Franklin Payout 2022 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 63.7%
Aerospace & Defense 4.2%
General Dynamics Corp. , Senior Bond , 2.25% , 11/15/22 ........ United States 100,000 $ 102,482
Raytheon Co. , Senior Bond , 2.5% , 12/15/22 ................. United States 50,000 51,449
153,931
Air Freight & Logistics 2.8%
United Parcel Service, Inc. , Senior Note , 2.45% , 10/01/22 ...... United States 100,000 103,004
Banks 9.9%
Bank of America Corp. , Senior Note , 2.503% , 10/21/22 ......... United States 100,000 100,888
Bank of Montreal , Senior Note , 2.55% , 11/06/22 .............. Canada 100,000 103,198
Citigroup, Inc. , Senior Note , 2.7% , 10/27/22 ................. United States 50,000 51,601
JPMorgan Chase & Co. , Senior Note , 3.25% , 9/23/22 .......... United States 100,000 103,939
359,626
Biotechnology 1.4%
AbbVie, Inc. , Senior Note , 2.9% , 11/06/22 ................... United States 50,000 51,819
Capital Markets 1.5%
Morgan Stanley , Sub. Bond , 4.875% , 11/01/22 ............... United States 50,000 53,110
Consumer Finance 5.7%
American Express Co. , Senior Note , 2.65% , 12/02/22 .......... United States 100,000 103,657
Caterpillar Financial Services Corp. , Senior Note , 2.55% , 11/29/22 United States 100,000 103,565
207,222
Electric Utilities 1.4%
AEP Texas, Inc. , Senior Note , 2.4% , 10/01/22 ................ United States 50,000 51,253
Energy Equipment & Services 2.8%
a
Schlumberger Finance Canada Ltd. , Senior Note , 144A, 2.65% ,
11/20/22 .......................................... United States 100,000 102,992
Entertainment 2.9%
TWDC Enterprises 18 Corp. , Senior Note , 2.35% , 12/01/22 ..... United States 100,000 103,141
Food & Staples Retailing 2.8%
Walmart, Inc. , Senior Note , 2.35% , 12/15/22 ................. United States 100,000 103,108
Health Care Providers & Services 4.3%
CVS Health Corp. , Senior Note , 4.75% , 12/01/22 ............. United States 50,000 52,639
UnitedHealth Group, Inc. , Senior Note , 2.375% , 10/15/22 ....... United States 100,000 103,026
155,665
Household Products 2.8%
Colgate-Palmolive Co. , Senior Note , 2.25% , 11/15/22 .......... United States 100,000 103,034
Insurance 8.5%
a
MassMutual Global Funding II , Senior Secured Note , 144A, 2.5% ,
10/17/22 .......................................... United States 100,000 103,141
MetLife, Inc. , Senior Bond , 1.564% , 12/15/22 ................ United States 100,000 104,088
a
Swiss Re Treasury US Corp. , Senior Note , 144A, 2.875% , 12/06/22 Switzerland 100,000 103,268
310,497
IT Services 4.3%
Fiserv, Inc. , Senior Note , 3.5% , 10/01/22 ................... United States 50,000 51,720
International Business Machines Corp. , Senior Note , 2.875% ,
11/09/22 .......................................... United States 100,000 103,788
155,508

Franklin Fund Allocator Series
Statement of Investments
Franklin Payout 2022 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc. , Senior Note , 2.65% , 11/15/22 United States 50,000 $ 51,682
Oil, Gas & Consumable Fuels 1.4%
ONEOK Partners LP , Senior Bond , 3.375% , 10/01/22 .......... United States 50,000 51,561
Professional Services 1.4%
Equifax, Inc. , Senior Note , 3.3% , 12/15/22 ................... United States 50,000 51,874
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc. , Senior Note , 3.25% , 12/15/22 ................. United States 50,000 51,688
Tobacco 2.8%
Philip Morris International, Inc. , Senior Note , 2.5% , 11/02/22 ..... United States 100,000 103,077
Total Corporate Bonds (Cost $2,249,095) .......................................
2,323,792
a
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction & Development, Senior Note,
1.875%, 10/07/22 .................................... Supranational
b
100,000 102,288
International Finance Corp., Senior Note, 2%, 10/24/22 ......... Supranational
b
100,000 102,614
Total Foreign Government and Agency Securities (Cost $198,277) ................
204,902
U.S. Government and Agency Securities 18.0%
FHLB ,
1.875%, 12/09/22 .................................... United States 150,000 154,029
2.5%, 12/09/22 ..................................... United States 150,000 155,417
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 170,000 173,772
2%, 11/30/22 ....................................... United States 170,000 174,834
Total U.S. Government and Agency Securities (Cost $634,247) ....................
658,052
Asset-Backed Securities 4.2%
Banks 1.4%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 50,000 51,361
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2017-7 , A , 2.35% ,
5/15/25 ........................................... United States 100,000 102,990
Total Asset-Backed Securities (Cost $147,176) ..................................
154,351
Total Long Term Investments (Cost $3,228,795) .................................
3,341,097
a

Franklin Fund Allocator Series
Statement of Investments
Franklin Payout 2022 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 8.0%
a a
Country Shares
a
Value
a
Money Market Funds 8.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 290,824 $ 290,824
Total Money Market Funds (Cost $290,824) .....................................
290,824
Total Short Term Investments (Cost $290,824 ) ..................................
290,824
a
Total Investments (Cost $3,519,619) 99.5% .....................................
$3,631,921
Other Assets, less Liabilities 0.5% .............................................
19,619
Net Assets 100.0% ...........................................................
$3,651,540
See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $309,401, representing 8.5% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $3,477,022 $3,228,795
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 593,455 290,824
Value - Unaffiliated issuers ................................................. $3,505,826 $3,341,097
Value - Non-controlled affiliates (Note 3 d ) ...................................... 593,455 290,824
Cash ................................................................... 1,500 1,202
Receivables:
Interest ................................................................ 22,211 19,802
Affiliates ............................................................... 34,342 44,194
Other assets ............................................................. 5,511 —
Total assets ......................................................... 4,162,845 3,697,119
Liabilities:
Payables:
Transfer agent fees ....................................................... 139 177
Reports to shareholders ................................................... 4,825 4,746
Professional fees ........................................................ 31,925 34,608
Pricing fees ............................................................ 4,975 4,948
Accrued expenses and other liabilities .......................................... 1,031 1,100
Total liabilities ........................................................ 42,895 45,579
Net assets, at value ................................................ $4,119,950 $3,651,540
Net assets consist of:
Paid-in capital ............................................................ $4,054,606 $3,496,135
Total distributable earnings (losses) ............................................ 65,344 155,405
Net assets, at value ................................................ $4,119,950 $3,651,540
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Class R6:
Net assets, at value ...................................................... $2,060,027 $1,825,829
Shares outstanding ....................................................... 203,001 175,000
Net asset value and maximum offering price per share ............................ $10.15 $10.43
Advisor Class:
Net assets, at value ...................................................... $2,059,923 $1,825,711
Shares outstanding ....................................................... 203,001 175,000
Net asset value and maximum offering price per share ............................ $10.15 $10.43

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................ $15 $5
Interest:
Unaffiliated issuers ....................................................... 88,459 91,342
Total investment inco me .................................................. 88,474 91,347
Expenses:
Management fees (Note 3 a ) .................................................. 12,480 11,062
Transfer agent fees: (Note 3c )
    Class R6 .............................................................. 435 366
    Advisor Class ........................................................... 487 483
Custodian fees (Note 4 ) ..................................................... 386 18
Reports to shareholders ..................................................... 7,575 7,596
Registration and filing fees ................................................... 32,656 35,501
Professional fees .......................................................... 60,726 62,612
Trustees' fees and expenses ................................................. 1,185 1,184
Pricing fees .............................................................. 8,203 8,337
Other ................................................................... 2,061 2,649
Total expenses ........................................................ 126,194 129,808
Expense reductions (Note 4 ) .............................................. (7) (6)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................ (114,052) (118,993)
Net expenses ........................................................ 12,135 10,809
Net investment income ............................................... 76,339 80,538
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 3,301 9,210
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (60,620) (54,390)
Net realized and unrealized gain (loss) ........................................... (57,319) (45,180)
Net increase (decrease) in net assets resulting from operations ......................... $19,020 $35,358

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Payout 2021 Fund Franklin Payout 2022 Fund
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $76,339 $87,692 $80,538 $86,750
Net realized gain (loss) ............ 3,301 10,611 9,210 6,793
Net change in unrealized appreciation
(depreciation) ................. (60,620) 70,114 (54,390) 117,437
Net increase (decrease) in net
assets resulting from operations . 19,020 168,417 35,358 210,980
Distributions to shareholders:
Class R6 ....................... (42,407) (45,594) (45,219) (43,697)
Advisor Class ................... (42,407) (45,594) (45,203) (43,750)
Total distributions to shareholders ..... (84,814) (91,188) (90,422) (87,447)
Net increase (decrease) in net
assets ..................... (65,794) 77,229 (55,064) 123,533
Net assets:
Beginning of year .................. 4,185,744 4,108,515 3,706,604 3,583,071
End of year ...................... $4,119,950 $4,185,744 $3,651,540 $3,706,604

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
one separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer two classes of shares: Class
R6 and Advisor Class. Each class of shares may differ by
its voting rights on matters affecting a single class and fees due to differing arrangements for distribution and transfer
agent fees.
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2021, each Fund has determined that no tax liability is required in its financial

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2021, there were an unlimited number of shares authorized (without par value). During the years ended May 31,
2021 and 2020, there were no transactions of the Fund’s shares.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the
Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended May 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended May 31, 2021, investments in affiliated management investment companies were as follows:
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Transfer agent fees ........................ $841 $743
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $512,564 $394,162 $(313,271) $— $— $593,455 593,455 $15
Total Affiliated Securities .... $512,564 $394,162 $(313,271) $— $— $593,455 $15
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.44% based on the average net assets of each class until September 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until September 30, 2021.
f. Other Affiliated Transactions
At May 31, 2021, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended May 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended May 31, 2021 and 2020, was as follows:
At May 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $182,752 $419,995 $(311,923) $— $— $290,824 290,824 $5
Total Affiliated Securities .... $182,752 $419,995 $(311,923) $— $— $290,824 $5
Franklin Payout 2021 Fund Franklin Payout 2022 Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $80,551 $91,188 $80,797 $87,447
Long term capital gain .................... 4,263 — 9,625 —
$84,814 $91,188 $90,422 $87,447
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2021, the Funds did not use the Global Credit Facility.
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
a a a
Cost of investments ....................... $4,067,456 $3,515,262
Unrealized appreciation ..................... $31,841 $116,721
Unrealized depreciation ..................... (16) (62)
Net unrealized appreciation (depreciation) ....... $31,825 $116,659
Distributable earnings:
Undistributed ordinary income ................ $31,490 $32,354
Undistributed long term capital gains ........... 2,034 6,390
Total distributable earnings .................. $33,524 $38,744
Franklin Payout
2021 Fund
Franklin Payout
2022 Fund
Purchases .............................. $— $107,064
Sales .................................. $144,426 $209,081
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
Level 1 Level 2 Level 3 Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,473,788 $ — $ 2,473,788
Foreign Government and Agency Securities .... — 201,878 — 201,878
U.S. Government and Agency Securities ....... — 728,028 — 728,028
Municipal Bonds ......................... — 102,132 — 102,132
Short Term Investments ................... 593,455 — — 593,455
Total Investments in Securities ........... $593,455 $3,505,826 $— $4,099,281
Franklin Payout 2022 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 2,323,792 — 2,323,792
Foreign Government and Agency Securities .... — 204,902 — 204,902
U.S. Government and Agency Securities ....... — 658,052 — 658,052
Asset-Backed Securities .................. — 154,351 — 154,351
Short Term Investments ................... 290,824 — — 290,824
Total Investments in Securities ........... $290,824 $3,341,097 $— $3,631,921
a
For detailed categories, see the accompanying Statement of Investments.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
On July 14, 2021, the Board approved a proposal to liquidate the Funds. The Funds are scheduled to liquidate on or about
September 28, 2021.
Abbreviations
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
GO General Obligation
11. Subsequent Events
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Payout 2021 Fund and Franklin
Payout 2022 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Payout 2021 Fund and Franklin Payout 2022 Fund (two of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of May 31, 2021, the related statements of operations for the year ended May 31,
2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
July 22, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2021:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended May 31, 2021:
Franklin
Payout 2021
Fund
Franklin
Payout 2022
Fund
$4,263 $9,625
Franklin
Payout 2021
Fund
Franklin
Payout 2022
Fund
$1,380 $—

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 40 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Payout 2021 Fund
Franklin Payout 2022 Fund
Franklin Payout 2023 Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to U.S. funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund

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Annual Report
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Payout 2021 Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
short investment-grade debt funds. The Fund commenced
operations on June 1, 2015, and thus has been in operation
for less than 10 years. The Board noted that the Fund’s
annualized income return for the three-year period was
below the median of its Performance Universe, but for the
one- and five-year periods was above the median of its
Performance Universe. The Board further noted that the
Fund’s annualized total return for the one- and three-year
periods was below the median of its Performance Universe,
but for the five-year period was above the median of its
Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Payout 2022 Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
short-intermediate investment-grade debt funds. The Fund
commenced operations on January 23, 2018, and thus has
been in operation for less than three years. The Board noted
that the Fund’s annualized income return for the one-year
period was above the median and in the first quintile (best)
of its Performance Universe. The Board also noted that the
Fund’s 4.73% annualized total return for the one-year period was 0.33% below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Payout 2023 Fund – The Board noted that
Broadridge did not provide performance information for the
Fund because the Fund has not commenced operations.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Advisor
Class shares for the Franklin Payout 2021 Fund and for
Advisor Class, Institutional Class, Class I, Class P, Class F3
and Class NAV shares for certain other funds in the Fund’s
Expense Group; (ii) Advisor Class shares for the Franklin
Payout 2022 Fund and for Institutional Class, Class I, Class
I+ and Servicing Class shares for certain other funds in the
Fund’s Expense Group; and (iii) Advisor Class shares for the

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Franklin Payout 2023 Fund and for Institutional Class, Class
I, Class IS, and Class Y shares for certain other funds in the
Fund’s Expense Group. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in an Expense Group.
Franklin Payout 2021 Fund – The Expense Group for the
Fund included the Fund and 13 other short investment-grade
debt funds. The Board noted that the Management Rate for
the Fund was equal to the median of its Expense Group.
The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board further noted that the actual total expense ratio for the
Fund reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin Payout 2022 Fund and Franklin Payout 2023
Fund – The Expense Group for the Franklin Payout 2022
Fund included the Fund and nine other short-intermediate
investment-grade debt funds. The Expense Group for the
Franklin Payout 2023 Fund included the Fund and 10 other
core bond funds. The Board noted that the Management
Rates and actual total expense ratios for the Funds were
below the medians and in the first quintile (best) of their
respective Expense Groups. The Board noted that the actual
total expense ratio for each Fund reflected a fee waiver from management. The Board concluded that the Management
Rates charged to the Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that at the end of 2020, the Franklin Payout 2021 Fund and Franklin Payout 2022 Fund had approximately $4 million
or less in net assets and that the Franklin Payout 2023 Fund had not commenced operations. The Board recognized that
there would not likely be any economies of scale until the
Funds’ assets grow.

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Annual Report
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

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© 2021 Franklin Templeton Investments. All rights reserved.
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Annual Report
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $62,520 for the fiscal year ended May 31, 2021 and $197,302 for the fiscal year ended May 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2021 and $14 for the fiscal year ended May 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended May 31, 2021 and $213,444 for the fiscal year ended May 31, 2020.  The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, assets under management certification, and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended May 31, 2021 and $213,458 for the fiscal year ended May 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE_________________________

Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_________________________

Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date July 27, 2021

By S\Robert G. Kubilis__________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date July 27, 2021